SUPPLEMENT DATED MAY 1, 2020
TO

PROSPECTUS DATED MAY 1, 2003
FOR FUTURITY ACCOLADE NY

ISSUED BY DELAWARE LIFE INSURANCE COMPANY OF NEW YORK
DELAWARE LIFE NY VARIABLE ACCOUNT C

After the close of business on April 30, 2020, the Invesco V.I. Mid Cap Growth Fund was merged into the Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund. The Invesco V.I. Mid Cap Growth Fund is no longer available for investment and any references to that Fund are hereby deleted from the prospectus.

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

THE CONTRACT REFERENCED IN THIS SUPPLEMENT IS NO LONGER FOR SALE.